Obligation to FIDC FGTS Quota Holders (Tables)	12 Months Ended
Dec. 31, 2025
Obligation To FIDC FGTS Quota Holders [Abstract]
Schedule of Obligation to FIDC FGTS Quota Holders
	December 31, 2025	December 31, 2024
Senior quotas	815,557	704,755
Total	815,557	704,755